SCHEDULE OF ALLOWANCE FOR OBSOLETE INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Balance at beginning of year	$ 973,838	$ 757,613
Allowance for obsolete inventories	84,680	279,203	$ 434,729
Write-offs during the year	(56,420)	(54,446)	(377,485)
Foreign translation adjustment	5,374	(8,532)
Balance at end of year	$ 1,007,472	$ 973,838	$ 757,613